CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Net cash used in operating activities, representing net decrease in cash and cash equivalents	$ 57,179,212	$ (1,793,491)	$ 30,145,816
Cash and cash equivalents, beginning of year	90,669,059	119,501,945	128,882,666
Cash and cash equivalents, end of year	96,332,962	90,669,059	119,501,945
Hollysys Automation Technologies Ltd [Member]
Net cash used in operating activities, representing net decrease in cash and cash equivalents	0	0	(70,942)
Cash and cash equivalents, beginning of year	0	0	70,942
Cash and cash equivalents, end of year	$ 0	$ 0	$ 0